UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5586

                      OPPENHEIMER CALIFORNIA MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                 --------------

                          Date of fiscal year end: JULY
                                      ----

                    Date of reporting period: APRIL 30, 2006


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--107.7%
------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--97.1%
$         170,000        ABAG (Windmere Ranch)                                  6.150%             09/02/2029     $    178,056
------------------------------------------------------------------------------------------------------------------------------
        3,025,000        ABAG Finance Authority for NonProfit
                         Corporations (Channing House) 1                        5.500              02/15/2029        3,108,672
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        ABAG Finance Authority for NonProfit
                         Corporations (Schools of Sacred Heart)                 6.450              06/01/2030        1,062,120
------------------------------------------------------------------------------------------------------------------------------
           90,000        ABAG Finance Authority for NonProfit
                         Corporations COP                                       6.000              08/15/2020           91,914
------------------------------------------------------------------------------------------------------------------------------
          450,000        ABAG Finance Authority for NonProfit
                         Corporations COP (American Baptist
                         Homes of the West)                                     5.750              10/01/2017          451,265
------------------------------------------------------------------------------------------------------------------------------
          450,000        ABAG Finance Authority for NonProfit
                         Corporations COP (Lytton Gardens)                      6.000              02/15/2019          466,713
------------------------------------------------------------------------------------------------------------------------------
          440,000        ABAG Finance Authority for NonProfit
                         Corporations COP (O'Connor Woods)                      6.200              11/01/2029          471,860
------------------------------------------------------------------------------------------------------------------------------
        4,300,000        ABAG Finance Authority for NonProfit
                         Corporations COP (Redwood Senior
                         Homes & Services)                                      6.125              11/15/2032        4,583,413
------------------------------------------------------------------------------------------------------------------------------
           55,000        Adelanto Improvement Agency, Series B                  5.500              12/01/2023           55,087
------------------------------------------------------------------------------------------------------------------------------
           50,000        Adelanto Public Financing Authority                    6.300              09/01/2028           50,881
------------------------------------------------------------------------------------------------------------------------------
        5,295,000        Agua Mansa Industrial Growth Assoc. Special Tax        6.500              09/01/2033        5,592,367
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        Alameda COP                                            5.750              12/01/2021        1,547,580
------------------------------------------------------------------------------------------------------------------------------
          200,000        Alameda Public Financing Authority                     5.450              09/02/2014          204,624
------------------------------------------------------------------------------------------------------------------------------
        5,000,000        Alemeda County Redevel. Agency
                         (Eden Area Redevel.)                                   5.000              08/01/2036        5,143,200
------------------------------------------------------------------------------------------------------------------------------
        4,000,000        Anaheim Public Financing Authority RITES 2             9.320 3            12/28/2018        4,503,680
------------------------------------------------------------------------------------------------------------------------------
          500,000        Arvin Community Redevel. Agency                        5.000              09/01/2025          488,155
------------------------------------------------------------------------------------------------------------------------------
        2,435,000        Arvin Community Redevel. Agency                        5.125              09/01/2035        2,400,277
------------------------------------------------------------------------------------------------------------------------------
        2,025,000        Aztec Shops Auxiliary Organization
                         (San Diego State University)                           6.000              09/01/2031        2,131,880
------------------------------------------------------------------------------------------------------------------------------
        2,500,000        Azusa Special Tax Community Facilities District
                         (Mountain Cove)                                        6.000              09/01/2032        2,608,725
------------------------------------------------------------------------------------------------------------------------------
          615,000        Bakersfield Improvement Bond Act 1915                  5.350              09/02/2022          619,403
------------------------------------------------------------------------------------------------------------------------------
        2,310,000        Bakersfield Improvement Bond Act 1915                  5.400              09/02/2025        2,319,448
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        Beaumont Financing Authority, Series A                 5.750              09/01/2034        1,565,850
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Beaumont Financing Authority, Series B                 5.350              09/01/2028        1,028,180
------------------------------------------------------------------------------------------------------------------------------
        1,490,000        Beaumont Financing Authority, Series B                 5.400              09/01/2035        1,528,040
------------------------------------------------------------------------------------------------------------------------------
        5,000,000        Beaumont Financing Authority, Series B                 6.000              09/01/2034        5,313,550
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        Beaumont Financing Authority, Series B                 6.000              09/01/2034        1,601,745
------------------------------------------------------------------------------------------------------------------------------
        2,340,000        Beaumont Financing Authority, Series C                 5.500              09/01/2035        2,384,460
------------------------------------------------------------------------------------------------------------------------------
        2,875,000        Beaumont Financing Authority, Series D                 5.800              09/01/2035        3,012,598
------------------------------------------------------------------------------------------------------------------------------
          400,000        Berkeley GO                                            5.625              09/01/2027          408,544
------------------------------------------------------------------------------------------------------------------------------
          500,000        Blythe Community Facilities District Special Tax
                         (Hidden Beaches)                                       5.300              09/01/2035          483,855
------------------------------------------------------------------------------------------------------------------------------
           30,000        Blythe Redevel. Agency (Redevel. Project
                         No. 1 Tax Allocation)                                  5.650              05/01/2029           31,173
------------------------------------------------------------------------------------------------------------------------------
       20,000,000        CA County Tobacco Securitization Agency                6.300 4            06/01/2055          766,800
------------------------------------------------------------------------------------------------------------------------------
       71,700,000        CA County Tobacco Securitization Agency                7.000 4            06/01/2055        2,467,197
------------------------------------------------------------------------------------------------------------------------------
      123,750,000        CA County Tobacco Securitization Agency                7.250 4            06/01/2055        3,325,163
------------------------------------------------------------------------------------------------------------------------------
      347,900,000        CA County Tobacco Securitization Agency                7.550 4            06/01/2055        9,191,518
------------------------------------------------------------------------------------------------------------------------------
      409,500,000        CA County Tobacco Securitization Agency                8.250 4            06/01/2055        8,054,865
------------------------------------------------------------------------------------------------------------------------------


1               |                OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$       3,000,000        CA County Tobacco Securitization Agency (TASC)         0.000% 5           06/01/2021     $  2,338,350
------------------------------------------------------------------------------------------------------------------------------
       10,000,000        CA County Tobacco Securitization Agency (TASC)         0.000 5            06/01/2041        7,759,500
------------------------------------------------------------------------------------------------------------------------------
       14,000,000        CA County Tobacco Securitization Agency (TASC)         0.000 5            06/01/2046       10,752,280
------------------------------------------------------------------------------------------------------------------------------
       12,030,000        CA County Tobacco Securitization Agency (TASC)         5.125              06/01/2038       11,733,461
------------------------------------------------------------------------------------------------------------------------------
        3,725,000        CA County Tobacco Securitization Agency (TASC)         5.125              06/01/2038        3,633,179
------------------------------------------------------------------------------------------------------------------------------
       11,435,000        CA County Tobacco Securitization Agency (TASC)         5.250              06/01/2045       11,275,482
------------------------------------------------------------------------------------------------------------------------------
        5,815,000        CA County Tobacco Securitization Agency (TASC)         5.250              06/01/2045        5,733,881
------------------------------------------------------------------------------------------------------------------------------
        1,595,000        CA County Tobacco Securitization Agency (TASC) 1       5.750              06/01/2027        1,645,673
------------------------------------------------------------------------------------------------------------------------------
        4,375,000        CA County Tobacco Securitization Agency (TASC)         5.750              06/01/2029        4,513,994
------------------------------------------------------------------------------------------------------------------------------
        6,230,000        CA County Tobacco Securitization Agency (TASC)         5.875              06/01/2027        6,471,537
------------------------------------------------------------------------------------------------------------------------------
        9,125,000        CA County Tobacco Securitization Agency (TASC)         5.875              06/01/2035        9,459,431
------------------------------------------------------------------------------------------------------------------------------
        1,250,000        CA County Tobacco Securitization Agency (TASC)         5.875              06/01/2043        1,295,813
------------------------------------------------------------------------------------------------------------------------------
       10,500,000        CA County Tobacco Securitization Agency (TASC) 1       6.000              06/01/2035       10,964,940
------------------------------------------------------------------------------------------------------------------------------
          150,000        CA County Tobacco Securitization Agency (TASC)         6.000              06/01/2038          156,666
------------------------------------------------------------------------------------------------------------------------------
       21,960,000        CA County Tobacco Securitization Agency (TASC)         6.000              06/01/2042       22,935,902
------------------------------------------------------------------------------------------------------------------------------
       10,025,000        CA County Tobacco Securitization Agency (TASC)         6.125              06/01/2038       10,535,273
------------------------------------------------------------------------------------------------------------------------------
           50,000        CA County Tobacco Securitization Agency (TASC)         6.125              06/01/2043           52,545
------------------------------------------------------------------------------------------------------------------------------
       86,970,000        CA County Tobacco Securitization Agency (TASC)         6.370 4            06/01/2046        6,944,555
------------------------------------------------------------------------------------------------------------------------------
       65,800,000        CA County Tobacco Securitization Agency (TASC)         6.600 4            06/01/2046        4,586,918
------------------------------------------------------------------------------------------------------------------------------
          100,000        CA Dept. of Veterans Affairs Home Purchase             5.100              12/01/2019          100,043
------------------------------------------------------------------------------------------------------------------------------
           75,000        CA Dept. of Veterans Affairs Home Purchase             5.200              12/01/2027           75,030
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        CA Dept. of Veterans Affairs Home Purchase             5.350              12/01/2027        1,056,860
------------------------------------------------------------------------------------------------------------------------------
          120,000        CA Dept. of Veterans Affairs Home Purchase             5.500              12/01/2019          124,954
------------------------------------------------------------------------------------------------------------------------------
           20,000        CA Dept. of Water Resources (Center Valley)            5.000              12/01/2029           20,195
------------------------------------------------------------------------------------------------------------------------------
        6,440,000        CA Educational Facilities Authority
                         (Dominican University) 1                               5.000              12/01/2036        6,345,396
------------------------------------------------------------------------------------------------------------------------------
           25,000        CA Educational Facilities Authority
                         (Golden Gate University)                               5.500              10/01/2031           25,515
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        CA Educational Facilities Authority
                         (Western University Health Sciences)                   6.000              10/01/2032        1,056,970
------------------------------------------------------------------------------------------------------------------------------
           45,000        CA GO                                                  5.000              04/01/2022           46,122
------------------------------------------------------------------------------------------------------------------------------
          500,000        CA GO                                                  5.000              02/01/2023          513,385
------------------------------------------------------------------------------------------------------------------------------
          130,000        CA GO                                                  5.000              10/01/2023          131,893
------------------------------------------------------------------------------------------------------------------------------
          100,000        CA GO                                                  5.000              02/01/2024          102,174
------------------------------------------------------------------------------------------------------------------------------
          155,000        CA GO                                                  5.000              08/01/2024          159,421
------------------------------------------------------------------------------------------------------------------------------
          310,000        CA GO                                                  5.000              03/01/2028          316,591
------------------------------------------------------------------------------------------------------------------------------
           10,000        CA GO                                                  5.000              02/01/2029           10,152
------------------------------------------------------------------------------------------------------------------------------
          200,000        CA GO                                                  5.000              02/01/2032          202,600
------------------------------------------------------------------------------------------------------------------------------
           30,000        CA GO                                                  5.000              02/01/2032           30,560
------------------------------------------------------------------------------------------------------------------------------
           15,000        CA GO                                                  5.000              02/01/2033           15,389
------------------------------------------------------------------------------------------------------------------------------
            5,000        CA GO                                                  5.125              02/01/2027            5,125
------------------------------------------------------------------------------------------------------------------------------
           20,000        CA GO                                                  5.125              03/01/2031           20,498
------------------------------------------------------------------------------------------------------------------------------
          250,000        CA GO                                                  5.125              06/01/2031          255,013
------------------------------------------------------------------------------------------------------------------------------
          100,000        CA GO                                                  5.150              10/01/2019          100,556
------------------------------------------------------------------------------------------------------------------------------
           40,000        CA GO                                                  5.250              04/01/2034           41,722
------------------------------------------------------------------------------------------------------------------------------
           25,000        CA GO                                                  5.500              04/01/2019           25,189
------------------------------------------------------------------------------------------------------------------------------
            5,000        CA GO                                                  5.500              03/01/2020            5,031
------------------------------------------------------------------------------------------------------------------------------
            5,000        CA GO                                                  5.500              10/01/2022            5,023
------------------------------------------------------------------------------------------------------------------------------
          200,000        CA GO                                                  6.250              10/01/2019          201,930
------------------------------------------------------------------------------------------------------------------------------
       10,850,000        CA GO DRIVERS                                          5.889 3            08/01/2013       11,194,162
------------------------------------------------------------------------------------------------------------------------------


2               |                OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$      12,490,000        CA GO RITES 1                                          5.882% 3           06/01/2031     $ 12,973,363
------------------------------------------------------------------------------------------------------------------------------
        4,560,000        CA GO ROLs                                             5.910 3            02/01/2033        4,683,941
------------------------------------------------------------------------------------------------------------------------------
        5,425,000        CA GO ROLs                                             7.930 3            06/01/2031        6,088,803
------------------------------------------------------------------------------------------------------------------------------
       16,070,000        CA Golden State Tobacco Securitization Corp.           6.250              06/01/2033       17,430,647
------------------------------------------------------------------------------------------------------------------------------
       38,485,000        CA Golden State Tobacco Securitization Corp.           6.625              06/01/2040       42,528,619
------------------------------------------------------------------------------------------------------------------------------
        1,555,000        CA Golden State Tobacco Securitization Corp.           6.750              06/01/2039        1,731,897
------------------------------------------------------------------------------------------------------------------------------
        1,350,000        CA Golden State Tobacco Securitization Corp.           7.800              06/01/2042        1,602,072
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        CA Golden State Tobacco Securitization Corp. 1         7.900              06/01/2042        2,385,400
------------------------------------------------------------------------------------------------------------------------------
        9,250,000        CA Golden State Tobacco Securitization Corp.           7.930 3            06/01/2035       10,103,405
------------------------------------------------------------------------------------------------------------------------------
       52,805,000        CA Golden State Tobacco Securitization Corp.
                         (TASC)                                                 5.000              06/01/2045       53,167,242
------------------------------------------------------------------------------------------------------------------------------
        2,810,000        CA Golden State Tobacco Securitization Corp.
                         (TASC) 1                                               7.875              06/01/2042        3,347,272
------------------------------------------------------------------------------------------------------------------------------
          150,000        CA Golden State Tobacco Securitization Corp.
                         (TASC)                                                 7.875              06/01/2042          178,680
------------------------------------------------------------------------------------------------------------------------------
       11,000,000        CA Health Facilities Financing Authority
                         (Cedars-Sinai Medical Center)                          5.000              11/15/2034       11,075,240
------------------------------------------------------------------------------------------------------------------------------
          140,000        CA Health Facilities Financing Authority
                         (Small Facilities Loan), Series B                      7.400              04/01/2014          141,728
------------------------------------------------------------------------------------------------------------------------------
           25,000        CA Health Facilities Financing Authority
                         (Stanford Health Care)                                 5.000              11/15/2028           25,715
------------------------------------------------------------------------------------------------------------------------------
           25,000        CA HFA (Multifamily Hsg.), Series A                    5.900              02/01/2028           25,515
------------------------------------------------------------------------------------------------------------------------------
           35,000        CA HFA (Multifamily Hsg.), Series B                    5.500              08/01/2039           35,661
------------------------------------------------------------------------------------------------------------------------------
          270,000        CA HFA (Single Family Mtg.), Series A-2                6.450              08/01/2025          271,574
------------------------------------------------------------------------------------------------------------------------------
       17,020,000        CA HFA, Series A 6                                     4.950              08/01/2036       16,905,115
------------------------------------------------------------------------------------------------------------------------------
           20,000        CA HFA, Series A                                       5.600              08/01/2011           20,357
------------------------------------------------------------------------------------------------------------------------------
           75,000        CA HFA, Series B                                       5.650              08/01/2014           75,076
------------------------------------------------------------------------------------------------------------------------------
          300,000        CA HFA, Series B                                       7.125              08/01/2024          304,026
------------------------------------------------------------------------------------------------------------------------------
          340,000        CA HFA, Series B-1                                     5.600              08/01/2017          348,174
------------------------------------------------------------------------------------------------------------------------------
       11,500,000        CA Pollution Control Financing Authority
                         (Browning-Ferris Industries) 1                         6.875              11/01/2027       11,576,590
------------------------------------------------------------------------------------------------------------------------------
           60,000        CA Pollution Control Financing Authority
                         (Mobil Oil Corp.)                                      5.500              12/01/2029           61,768
------------------------------------------------------------------------------------------------------------------------------
          145,000        CA Pollution Control Financing Authority
                         (San Diego Gas & Electric Company)                     5.850              06/01/2021          145,244
------------------------------------------------------------------------------------------------------------------------------
          975,000        CA Pollution Control Financing Authority
                         (San Diego Gas & Electric Company)                     5.850              06/01/2021          976,277
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        CA Pollution Control Financing Authority
                         (Waste Management)                                     5.400              04/01/2025        3,101,880
------------------------------------------------------------------------------------------------------------------------------
        4,565,000        CA Public Works (CA State University)                  5.000              04/01/2031        4,634,434
------------------------------------------------------------------------------------------------------------------------------
           25,000        CA Public Works (Dept. of Corrections)                 5.250              06/01/2028           25,941
------------------------------------------------------------------------------------------------------------------------------
          200,000        CA Public Works (Dept. of General Services)            5.000              12/01/2027          205,240
------------------------------------------------------------------------------------------------------------------------------
        3,650,000        CA Public Works (Dept. of General Services)            5.000              04/01/2028        3,719,971
------------------------------------------------------------------------------------------------------------------------------
          425,000        CA Public Works (State Universities)                   5.500              12/01/2018          425,255
------------------------------------------------------------------------------------------------------------------------------
           50,000        CA Public Works (State Universities)                   5.500              06/01/2019           50,075
------------------------------------------------------------------------------------------------------------------------------
           50,000        CA Public Works (State Universities)                   5.500              06/01/2021           50,072
------------------------------------------------------------------------------------------------------------------------------
          615,000        CA Public Works (State Universities)                   5.500              06/01/2021          615,879
------------------------------------------------------------------------------------------------------------------------------
          870,000        CA Public Works (State Universities)                   5.500              06/01/2021          870,487
------------------------------------------------------------------------------------------------------------------------------
          535,000        CA Public Works
                         (Various California Universities Project)              5.500              06/01/2019          535,835
------------------------------------------------------------------------------------------------------------------------------


3               |                OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$          55,000        CA Rural Home Mtg. Finance Authority
                         (Single Family Mtg.), Series D                         6.700%             05/01/2029     $     56,315
------------------------------------------------------------------------------------------------------------------------------
           25,000        CA Statewide CDA                                       6.625              09/01/2027           25,517
------------------------------------------------------------------------------------------------------------------------------
           50,000        CA Statewide CDA                                       6.750              09/01/2037           54,040
------------------------------------------------------------------------------------------------------------------------------
        5,400,000        CA Statewide CDA (Berkeley Montessori School) 1        7.250              10/01/2033        5,922,990
------------------------------------------------------------------------------------------------------------------------------
          265,000        CA Statewide CDA (CA Odd Fellow Hsg.)                  5.500              10/01/2023          265,188
------------------------------------------------------------------------------------------------------------------------------
          845,000        CA Statewide CDA (Citrus Gardens Apartments)           6.500              07/01/2032          878,530
------------------------------------------------------------------------------------------------------------------------------
        1,420,000        CA Statewide CDA (Citrus Gardens Apartments)           9.000              07/01/2032        1,420,114
------------------------------------------------------------------------------------------------------------------------------
        2,290,000        CA Statewide CDA (Clara)                               5.050              01/20/2041        2,274,588
------------------------------------------------------------------------------------------------------------------------------
        9,800,000        CA Statewide CDA (East Valley Tourist)                 9.250              10/01/2020       10,749,718
------------------------------------------------------------------------------------------------------------------------------
        7,600,000        CA Statewide CDA (East Valley Tourist)                11.000              10/01/2020        7,851,636
------------------------------------------------------------------------------------------------------------------------------
        5,000,000        CA Statewide CDA (Fairfield Apartments) 1              7.250              01/01/2035        4,798,900
------------------------------------------------------------------------------------------------------------------------------
        4,200,000        CA Statewide CDA
                         (Family House & Housing Foundation-Torrence I)         7.000              04/20/2036        4,787,874
------------------------------------------------------------------------------------------------------------------------------
        5,000,000        CA Statewide CDA (John F. Kennedy University)          6.750              10/01/2033        5,150,850
------------------------------------------------------------------------------------------------------------------------------
        2,050,000        CA Statewide CDA (Kaiser Permanente)                   5.300              12/01/2015        2,097,048
------------------------------------------------------------------------------------------------------------------------------
        2,750,000        CA Statewide CDA (Live Oak School) 1                   6.750              10/01/2030        2,913,680
------------------------------------------------------------------------------------------------------------------------------
        6,000,000        CA Statewide CDA (Marin Montessori School)             7.000              10/01/2033        6,541,320
------------------------------------------------------------------------------------------------------------------------------
        6,590,000        CA Statewide CDA
                         (Mountain Shadows Community)                           5.000              07/01/2031        6,584,860
------------------------------------------------------------------------------------------------------------------------------
        1,400,000        CA Statewide CDA (Napa Valley Hospice)                 7.000              01/01/2034        1,455,300
------------------------------------------------------------------------------------------------------------------------------
        1,650,000        CA Statewide CDA
                         (Notre Dame de Namur University)                       6.500              10/01/2023        1,686,366
------------------------------------------------------------------------------------------------------------------------------
        1,635,000        CA Statewide CDA
                         (Notre Dame de Namur University)                       6.625              10/01/2033        1,672,343
------------------------------------------------------------------------------------------------------------------------------
        1,455,000        CA Statewide CDA (Quail Ridge Apartments)              6.500              07/01/2032        1,498,475
------------------------------------------------------------------------------------------------------------------------------
        2,090,000        CA Statewide CDA (Quail Ridge Apartments)              9.000              07/01/2032        2,067,762
------------------------------------------------------------------------------------------------------------------------------
          475,000        CA Statewide CDA (Rio Bravo)                           6.300              12/01/2018          482,344
------------------------------------------------------------------------------------------------------------------------------
        1,935,000        CA Statewide CDA (Sonoma Country Day School)           6.000              01/01/2029        1,852,859
------------------------------------------------------------------------------------------------------------------------------
          160,000        CA Statewide CDA (Stonehaven Student Hsg.)             5.875              07/01/2032          169,875
------------------------------------------------------------------------------------------------------------------------------
           15,000        CA Statewide CDA (Sutter Health Obligated Group)       5.500              08/15/2034           15,588
------------------------------------------------------------------------------------------------------------------------------
          400,000        CA Statewide CDA (Sycamore)                            6.000              03/20/2038          429,972
------------------------------------------------------------------------------------------------------------------------------
        4,000,000        CA Statewide CDA (Turning Point) 1                     6.500              11/01/2031        4,114,840
------------------------------------------------------------------------------------------------------------------------------
           25,000        CA Statewide CDA COP (Internext Group)                 5.375              04/01/2030           24,932
------------------------------------------------------------------------------------------------------------------------------
        1,940,000        CA Statewide CDA COP (Windward School)                 6.900              09/01/2023        1,990,498
------------------------------------------------------------------------------------------------------------------------------
        4,500,000        CA Statewide CDA COP INFLOS 2                          7.767 3            10/01/2011        5,093,100
------------------------------------------------------------------------------------------------------------------------------
          500,000        CA Statewide CDA, Series A                             5.200              09/02/2025          506,375
------------------------------------------------------------------------------------------------------------------------------
        1,900,000        CA Statewide CDA, Series A                             5.350              09/02/2035        1,950,920
------------------------------------------------------------------------------------------------------------------------------
      141,950,000        CA Statewide Financing Authority Tobacco
                         Settlement                                             6.250 4            06/01/2046       11,967,805
------------------------------------------------------------------------------------------------------------------------------
       45,175,000        CA Statewide Financing Authority Tobacco
                         Settlement                                             6.380 4            06/01/2046        3,635,232
------------------------------------------------------------------------------------------------------------------------------
      220,000,000        CA Statewide Financing Authority Tobacco
                         Settlement                                             7.880 4            06/01/2055        4,928,000
------------------------------------------------------------------------------------------------------------------------------
        5,000,000        CA Statewide Financing Authority Tobacco
                         Settlement (TASC)                                      6.000              05/01/2037        5,219,850
------------------------------------------------------------------------------------------------------------------------------
       11,745,000        CA Statewide Financing Authority Tobacco
                         Settlement (TASC) 1                                    6.000              05/01/2043       12,261,428
------------------------------------------------------------------------------------------------------------------------------
       30,000,000        CA Statewide Financing Authority Tobacco
                         Settlement (TASC)                                      6.000              05/01/2043       31,319,100
------------------------------------------------------------------------------------------------------------------------------
        3,835,000        CA Valley Health System COP 1                          6.875              05/15/2023        3,839,986
------------------------------------------------------------------------------------------------------------------------------


4               |                OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$          75,000        CA Valley Health System, Series A                      6.500%             05/15/2025     $     76,660
------------------------------------------------------------------------------------------------------------------------------
          120,000        CA Veterans GO                                         4.700              12/01/2012          120,022
------------------------------------------------------------------------------------------------------------------------------
        5,000,000        CA Veterans GO                                         4.700              12/01/2017        4,969,800
------------------------------------------------------------------------------------------------------------------------------
        2,500,000        CA Veterans GO                                         5.050              12/01/2036        2,504,750
------------------------------------------------------------------------------------------------------------------------------
        2,500,000        CA Veterans GO                                         5.600              12/01/2032        2,528,775
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        CA Veterans GO, Series B                               5.450              12/01/2017        1,508,355
------------------------------------------------------------------------------------------------------------------------------
        6,800,000        CA Veterans GO, Series BH 1                            5.600              12/01/2032        6,811,832
------------------------------------------------------------------------------------------------------------------------------
           55,000        CA Veterans GO, Series BP                              5.500              12/01/2026           55,032
------------------------------------------------------------------------------------------------------------------------------
          150,000        CA Veterans GO, Series BR                              5.250              12/01/2026          150,051
------------------------------------------------------------------------------------------------------------------------------
          565,000        CA Veterans GO, Series BT                              5.000              12/01/2012          568,689
------------------------------------------------------------------------------------------------------------------------------
        6,250,000        CA Veterans GO, Series BT 1                            5.375              12/01/2016        6,305,813
------------------------------------------------------------------------------------------------------------------------------
       12,000,000        CA Veterans GO, Series BZ                              5.350              12/01/2021       12,297,480
------------------------------------------------------------------------------------------------------------------------------
           25,000        CA Water Resource Devel. GO, Series S                  5.500              04/01/2009           25,033
------------------------------------------------------------------------------------------------------------------------------
        2,870,000        Calaveras County Special Tax Community
                         Facilities District No. 2                              7.000              09/01/2026        3,156,570
------------------------------------------------------------------------------------------------------------------------------
        2,270,000        Campbell Redevel. Agency Tax Allocation                6.600              10/01/2032        2,426,585
------------------------------------------------------------------------------------------------------------------------------
        1,480,000        Carlsbad Special Tax Community Facilities
                         District No. 3 6                                       5.300              09/01/2036        1,474,568
------------------------------------------------------------------------------------------------------------------------------
           25,000        Carson Improvement Bond Act 1915                       6.350              09/02/2023           25,916
------------------------------------------------------------------------------------------------------------------------------
        1,415,000        Carson Improvement Bond Act 1915                       7.375              09/02/2022        1,453,969
------------------------------------------------------------------------------------------------------------------------------
        6,000,000        Carson Redevel. Agency                                 6.000              01/01/2035        6,263,400
------------------------------------------------------------------------------------------------------------------------------
          100,000        Central CA Joint Powers Health Financing
                         Authority COP (Community Hospitals of Central CA)      6.000              02/01/2020          104,541
------------------------------------------------------------------------------------------------------------------------------
        2,190,000        Chino Community Facilities District Special Tax        5.150              09/01/2036        2,182,839
------------------------------------------------------------------------------------------------------------------------------
        1,200,000        Chino Community Facilities District Special Tax        6.000              09/01/2028        1,267,992
------------------------------------------------------------------------------------------------------------------------------
        1,340,000        Chino Community Facilities District Special Tax        6.000              09/01/2033        1,409,211
------------------------------------------------------------------------------------------------------------------------------
            5,000        Chino Valley Unified School District COP               5.000              09/01/2026            5,141
------------------------------------------------------------------------------------------------------------------------------
        2,790,000        Chowchilla Redevel. Agency                             5.000              08/01/2037        2,833,831
------------------------------------------------------------------------------------------------------------------------------
        1,825,000        Chowchilla Redevel. Agency                             5.000              08/01/2037        1,853,671
------------------------------------------------------------------------------------------------------------------------------
        7,195,000        Chula Vista Industrial Devel.
                         (San Diego Gas & Electric Company) 1                   5.000              12/01/2027        7,305,443
------------------------------------------------------------------------------------------------------------------------------
        6,840,000        Chula Vista Redevel. Agency (Bayfront) 1               7.625              09/01/2024        6,980,152
------------------------------------------------------------------------------------------------------------------------------
          500,000        Chula Vista Redevel. Agency (Bayfront)                 8.250              05/01/2024          509,995
------------------------------------------------------------------------------------------------------------------------------
        1,825,000        Coalinga Regional Medical Center COP                   5.750              09/01/2024        1,869,986
------------------------------------------------------------------------------------------------------------------------------
        3,040,000        Coalinga Regional Medical Center COP 1                 6.000              09/01/2034        3,073,987
------------------------------------------------------------------------------------------------------------------------------
        2,280,000        Colton Community Facilities District Special Tax       7.500              09/01/2020        2,470,243
------------------------------------------------------------------------------------------------------------------------------
        2,800,000        Commerce Community Devel. Corp. Tax Allocation         6.000              08/01/2021        2,908,276
------------------------------------------------------------------------------------------------------------------------------
        4,000,000        Corcoran Hospital District, Series A                   5.000              08/01/2035        4,063,920
------------------------------------------------------------------------------------------------------------------------------
        2,005,000        Corona Community Facilities District
                         (Buchanan Street)                                      5.150              09/01/2036        1,998,444
------------------------------------------------------------------------------------------------------------------------------
        3,335,000        Davis Public Facilities Financing Authority
                         (Mace Ranch Area)                                      6.600              09/01/2025        3,493,613
------------------------------------------------------------------------------------------------------------------------------
        8,450,000        Durante COP (Hope National Medical Center)             5.250              04/01/2031        8,561,118
------------------------------------------------------------------------------------------------------------------------------
        3,280,000        East Palo Alto Redevel. Agency Tax Allocation
                         (University Circle-Gateway)                            6.625              10/01/2029        3,491,790
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        Eastern CA Municipal Water District
                         (Crown Valley Village)                                 5.625              09/01/2034        1,531,620
------------------------------------------------------------------------------------------------------------------------------
          160,000        Eastern CA Municipal Water District (Serena
                         Hills)                                                 6.000              09/01/2033          164,078
------------------------------------------------------------------------------------------------------------------------------
          400,000        Eastern CA Municipal Water District Community
                         Facilities District                                    5.125              09/01/2035          400,108
------------------------------------------------------------------------------------------------------------------------------


5               |                OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$       3,740,000        Eastern CA Municipal Water District Community
                         Facilities District                                    5.250%             09/01/2035     $  3,774,109
------------------------------------------------------------------------------------------------------------------------------
        1,725,000        Eastern CA Municipal Water District Improvement
                         Bond Act 1915                                          5.500              09/02/2035        1,749,081
------------------------------------------------------------------------------------------------------------------------------
          500,000        El Dorado County Special Tax                           5.100              09/01/2036          486,645
------------------------------------------------------------------------------------------------------------------------------
        4,000,000        El Dorado County Special Tax                           5.250              09/01/2035        4,023,520
------------------------------------------------------------------------------------------------------------------------------
        1,900,000        El Dorado County Special Tax                           5.350              09/01/2035        1,924,814
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Escondido Joint Powers Financing Authority
                         (California Center for the Arts)                       6.000              09/01/2018        2,004,900
------------------------------------------------------------------------------------------------------------------------------
          700,000        Farmersville Unified School District COP               5.000              08/01/2026          698,621
------------------------------------------------------------------------------------------------------------------------------
        1,625,000        Folsom Special Tax Community Facilities
                         District No. 10                                        6.300              09/01/2012        1,720,046
------------------------------------------------------------------------------------------------------------------------------
        8,500,000        Folsom Special Tax Community Facilities
                         District No. 10 1                                      6.875              09/01/2019        9,173,370
------------------------------------------------------------------------------------------------------------------------------
           10,000        Fontana Redevel. Agency (Jurupa Hills)                 5.500              10/01/2027           10,261
------------------------------------------------------------------------------------------------------------------------------
       10,000,000        Foothill Eastern Transportation Corridor Agency
                         Toll Road                                              5.880 4            01/15/2030        2,517,500
------------------------------------------------------------------------------------------------------------------------------
        5,100,000        Freemont Community Facilities District
                         (Pacific Commons)                                      5.375              09/01/2036        5,176,296
------------------------------------------------------------------------------------------------------------------------------
        1,675,000        Hawthorne Community Redevel. Agency
                         Special Tax                                            7.200              10/01/2025        1,719,069
------------------------------------------------------------------------------------------------------------------------------
        1,180,000        Hawthorne Community Redevel. Agency
                         Special Tax                                            7.200              10/01/2025        1,211,046
------------------------------------------------------------------------------------------------------------------------------
        1,165,000        Heber Public Utilities District (Heber Meadows)        5.300              09/01/2035        1,177,489
------------------------------------------------------------------------------------------------------------------------------
           45,000        Hemet Community Facilities District                    6.400              09/01/2022           47,853
------------------------------------------------------------------------------------------------------------------------------
        1,505,000        Hemet Unified School District                          5.250              09/01/2035        1,513,172
------------------------------------------------------------------------------------------------------------------------------
        1,370,000        Hesperia Public Financing Authority, Tranche A         0.000 5            09/01/2035        1,312,953
------------------------------------------------------------------------------------------------------------------------------
        3,375,000        Hesperia Public Financing Authority, Tranche B         0.000 5            09/01/2035        3,234,465
------------------------------------------------------------------------------------------------------------------------------
        3,355,000        Hesperia Public Financing Authority, Tranche C         0.000 5            09/01/2035        3,215,298
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        Huntington Park Public Financing Authority,
                         Series A 2                                             6.200              10/01/2025        3,100,470
------------------------------------------------------------------------------------------------------------------------------
        7,000,000        Independent Cities Lease Finance Authority
                         (Caritas) 1                                            5.200              08/15/2045        7,070,910
------------------------------------------------------------------------------------------------------------------------------
          130,000        Independent Cities Lease Finance Authority
                         (ElGranada Mobile Home Park)                           6.000              05/15/2034          136,720
------------------------------------------------------------------------------------------------------------------------------
        1,275,000        Indio Community Facilities District (Terra Lago)       5.100              09/01/2030        1,268,753
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Indio Community Facilities District (Terra Lago)       5.150              09/01/2035          996,780
------------------------------------------------------------------------------------------------------------------------------
        1,090,000        Indio Community Facilities District (Terra Lago)       5.150              09/01/2035        1,086,490
------------------------------------------------------------------------------------------------------------------------------
        2,445,000        Indio Community Facilities District Special Tax        5.200              09/01/2027        2,466,492
------------------------------------------------------------------------------------------------------------------------------
        2,215,000        Indio Community Facilities District Special Tax        5.250              09/01/2027        2,240,428
------------------------------------------------------------------------------------------------------------------------------
        2,520,000        Indio Community Facilities District Special Tax        5.250              09/01/2036        2,529,929
------------------------------------------------------------------------------------------------------------------------------
        4,095,000        Indio Community Facilities District Special Tax        5.250              09/01/2036        4,111,134
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Indio Improvement Bond Act of 1915 Assessment
                         District No. 2003-03                                   6.125              09/02/2029        2,068,720
------------------------------------------------------------------------------------------------------------------------------
        2,820,000        Indio Improvement Bond Act of 1915 Assessment
                         District No. 2004-3                                    5.500              09/02/2030        2,895,266
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Indio Public Financing Authority                       6.100              09/02/2029        2,153,560
------------------------------------------------------------------------------------------------------------------------------
        4,250,000        Indio Redevel. Agency Tax, Series B                    6.500              08/15/2034        4,634,540
------------------------------------------------------------------------------------------------------------------------------
        1,540,000        Jurupa Unified School District                         5.450              09/01/2035        1,571,493
------------------------------------------------------------------------------------------------------------------------------
          455,000        Kern County Hsg. Authority (Pioneer Pines)             6.150              10/20/2043          496,737
------------------------------------------------------------------------------------------------------------------------------
        4,500,000        La Verne COP (Bethren Hillcrest Homes) 1               6.625              02/15/2025        4,879,755
------------------------------------------------------------------------------------------------------------------------------



6               |                OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$       1,615,000        Lafayette Redevel. Agency Tax                          5.000%             08/01/2035     $  1,643,634
------------------------------------------------------------------------------------------------------------------------------
        1,710,000        Lake Elsinore Public Financing Authority, Series F     7.100              09/01/2020        1,804,238
------------------------------------------------------------------------------------------------------------------------------
          980,000        Lake Elsinore Special Tax                              5.200              09/01/2026          992,172
------------------------------------------------------------------------------------------------------------------------------
        1,100,000        Lake Elsinore Special Tax                              5.350              09/01/2036        1,113,123
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Lake Elsinore Special Tax                              5.450              09/01/2036        2,037,820
------------------------------------------------------------------------------------------------------------------------------
        1,210,000        Lake Elsinore Special Tax Community Facilities
                         District No. 2005-6-A 6                                5.350              09/01/2036        1,212,251
------------------------------------------------------------------------------------------------------------------------------
        3,430,000        Lake Elsinore Unified School District Community
                         Facilities District                                    5.350              09/01/2035        3,470,920
------------------------------------------------------------------------------------------------------------------------------
        1,220,000        Lake Elsinore Unified School District Community
                         Facilities District                                    5.350              09/01/2035        1,234,555
------------------------------------------------------------------------------------------------------------------------------
        1,240,000        Lake Elsinore Unified School District Community
                         Facilities District                                    5.400              09/01/2035        1,260,919
------------------------------------------------------------------------------------------------------------------------------
        1,800,000        Lathrop Financing Authority (Water Supply)             6.000              06/01/2035        1,884,942
------------------------------------------------------------------------------------------------------------------------------
        3,430,000        Lathrop Improvement Bond Act 1915                      5.100              09/02/2035        3,394,225
------------------------------------------------------------------------------------------------------------------------------
           25,000        Lathrop Improvement Bond Act 1915                      6.000              09/02/2022           25,797
------------------------------------------------------------------------------------------------------------------------------
           20,000        Lathrop Improvement Bond Act 1915
                         (Mossdale Village)                                     6.125              09/02/2028           20,702
------------------------------------------------------------------------------------------------------------------------------
        4,500,000        Lathrop Special Tax Community Facilities
                         District No. 03-2                                      7.000              09/01/2033        4,650,390
------------------------------------------------------------------------------------------------------------------------------
          750,000        Lincoln Special Tax                                    5.900              09/01/2024          799,545
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Lincoln Special Tax                                    5.950              09/01/2028        1,065,140
------------------------------------------------------------------------------------------------------------------------------
        1,305,000        Lindsay Redevel. Agency                                5.000              08/01/2025        1,339,935
------------------------------------------------------------------------------------------------------------------------------
        2,290,000        Lindsay Redevel. Agency                                5.000              08/01/2035        2,330,602
------------------------------------------------------------------------------------------------------------------------------
           25,000        Loma Linda Collateralized Loan (Redlands)              7.375              06/01/2009           25,061
------------------------------------------------------------------------------------------------------------------------------
           25,000        Long Beach Bond Finance Authority
                         (Aquarium of the South Pacific)                        5.000              11/01/2026           25,706
------------------------------------------------------------------------------------------------------------------------------
        7,650,000        Los Altos School District 1                            5.000              08/01/2023        7,748,532
------------------------------------------------------------------------------------------------------------------------------
        1,485,000        Los Angeles Community Redevel. Agency
                         (Grand Central Square)                                 5.850              12/01/2026        1,485,846
------------------------------------------------------------------------------------------------------------------------------
       31,220,000        Los Angeles Community Redevel. Agency
                         (Manchester Social Services)                           5.000              09/01/2037       31,962,412
------------------------------------------------------------------------------------------------------------------------------
          250,000        Los Angeles County Schools Regionalized Business
                         Services Corp.                                         5.125              09/01/2027          250,205
------------------------------------------------------------------------------------------------------------------------------
        2,375,000        Los Angeles Dept. of Water & Power RITES               7.897 3            07/01/2024        2,503,678
------------------------------------------------------------------------------------------------------------------------------
          200,000        Los Angeles Dept. of Water & Power, Series A           5.125              07/01/2041          204,626
------------------------------------------------------------------------------------------------------------------------------
          350,000        Los Angeles Harbor Dept.                               5.375              11/01/2025          356,059
------------------------------------------------------------------------------------------------------------------------------
       17,585,000        Los Angeles Harbor Dept., Series A 6                   5.000              08/01/2025       18,195,551
------------------------------------------------------------------------------------------------------------------------------
       18,495,000        Los Angeles Harbor Dept., Series A 6                   5.000              08/01/2026       19,084,621
------------------------------------------------------------------------------------------------------------------------------
           10,000        Los Angeles Harbor Dept., Series B                     5.375              11/01/2019           10,162
------------------------------------------------------------------------------------------------------------------------------
        5,500,000        Los Angeles Harbor Dept., Series B 1                   6.000              08/01/2014        5,583,985
------------------------------------------------------------------------------------------------------------------------------
        5,230,000        Los Angeles Hsg. (Park Plaza) 1                        5.500              01/20/2043        5,423,458
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        Los Angeles IDA (Santee Court Parking Facility)        5.000              12/01/2020        1,489,965
------------------------------------------------------------------------------------------------------------------------------
        1,100,000        Los Angeles IDA (Santee Court Parking Facility)        5.000              12/01/2027        1,083,522
------------------------------------------------------------------------------------------------------------------------------
           25,000        Los Angeles Regional Airports Improvement Corp.
                         (United Airlines) 2,7                                  8.800              11/15/2021           23,025
------------------------------------------------------------------------------------------------------------------------------
        2,500,000        Los Angeles Unified School District ROLs               7.346 3            07/01/2015        2,879,925
------------------------------------------------------------------------------------------------------------------------------
        2,500,000        Los Angeles Unified School District ROLs               7.346 3            07/01/2016        2,879,925
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        Los Angeles Unified School District ROLs               7.346 3            07/01/2017        1,727,955
------------------------------------------------------------------------------------------------------------------------------
           15,000        Los Gatos Union School District                        5.000              08/01/2024           15,505
------------------------------------------------------------------------------------------------------------------------------


7               |                OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$          65,000        M-S-R Public Power Agency (San Juan)                   6.000%             07/01/2022     $     72,337
------------------------------------------------------------------------------------------------------------------------------
        4,550,000        M-S-R Public Power Agency (San Juan) ROLs              4.883 3            07/01/2017        4,334,876
------------------------------------------------------------------------------------------------------------------------------
          135,000        Madera County COP (Valley Children's Hospital)         5.750              03/15/2028          137,194
------------------------------------------------------------------------------------------------------------------------------
           50,000        Marina Community Facilities District Special Tax       6.250              09/01/2023           51,783
------------------------------------------------------------------------------------------------------------------------------
        1,375,000        Mendota Joint Powers Financing Authority
                         Wastewater                                             5.150              07/01/2035        1,370,573
------------------------------------------------------------------------------------------------------------------------------
          915,000        Menifee Union School District                          5.200              09/01/2030          918,925
------------------------------------------------------------------------------------------------------------------------------
          500,000        Menifee Union School District                          5.250              09/01/2035          502,480
------------------------------------------------------------------------------------------------------------------------------
        1,010,000        Menifee Union School District                          5.250              09/01/2036        1,015,484
------------------------------------------------------------------------------------------------------------------------------
          400,000        Menifee Union School District Special Tax              5.200              09/01/2035          400,696
------------------------------------------------------------------------------------------------------------------------------
          690,000        Menifee Union School District Special Tax              5.500              09/01/2034          703,924
------------------------------------------------------------------------------------------------------------------------------
          385,000        Menifee Union School District Special Tax              5.500              09/01/2034          392,769
------------------------------------------------------------------------------------------------------------------------------
        3,250,000        Merced Irrigation District ROLs                        9.162 3            09/01/2036        3,960,775
------------------------------------------------------------------------------------------------------------------------------
           45,000        Mill Valley Community Facilities District
                         Special Tax (Library Renovation)                       5.800              08/01/2026           45,024
------------------------------------------------------------------------------------------------------------------------------
        1,785,000        Mission Springs Water District                         5.200              09/02/2032        1,789,516
------------------------------------------------------------------------------------------------------------------------------
           25,000        Mission Viejo Community Devel.
                         (City Hall Construction/Library)                       5.000              05/01/2028           25,504
------------------------------------------------------------------------------------------------------------------------------
          480,000        Modesto Irrigation District COP                        5.300              07/01/2022          480,571
------------------------------------------------------------------------------------------------------------------------------
          550,000        Modesto Irrigation District, Series A                  5.800              10/01/2011          565,516
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Modesto Irrigation District, Series A                  6.000              10/01/2015        1,029,500
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        Modesto Special Tax Community Facilities
                         District No. 4                                         5.150              09/01/2036        2,990,190
------------------------------------------------------------------------------------------------------------------------------
        2,400,000        Moreno Valley Unified School District Community
                         Facilities District                                    5.100              09/01/2028        2,402,496
------------------------------------------------------------------------------------------------------------------------------
        1,475,000        Moreno Valley Unified School District Community
                         Facilities District                                    5.150              09/01/2035        1,470,251
------------------------------------------------------------------------------------------------------------------------------
          875,000        Murrieta Community Facilities District
                         (Murrieta Fields)                                      5.250              09/01/2035          871,693
------------------------------------------------------------------------------------------------------------------------------
          240,000        Murrieta Community Facilities District Special
                         Tax                                                    5.125              09/01/2035          238,361
------------------------------------------------------------------------------------------------------------------------------
          700,000        Murrieta Community Facilities District Special
                         Tax (Bremerton)                                        5.625              09/01/2034          732,060
------------------------------------------------------------------------------------------------------------------------------
        1,810,000        Murrieta Community Facilities District Special
                         Tax (Creekside Village)                                5.200              09/01/2035        1,812,480
------------------------------------------------------------------------------------------------------------------------------
        2,500,000        Murrieta Community Facilities District Special
                         Tax (Murrieta Springs)                                 5.500              09/01/2034        2,538,475
------------------------------------------------------------------------------------------------------------------------------
           25,000        Murrieta Valley Unified School District Special
                         Tax                                                    5.250              09/01/2037           25,107
------------------------------------------------------------------------------------------------------------------------------
        1,785,000        Murrieta Valley Unified School District Special
                         Tax                                                    6.000              09/01/2035        1,871,644
------------------------------------------------------------------------------------------------------------------------------
        2,250,000        Norco Special Tax                                      7.000              09/01/2033        2,516,198
------------------------------------------------------------------------------------------------------------------------------
        1,025,000        Northern CA Power Agency (Hydroelectric)               5.125              07/01/2023        1,059,010
------------------------------------------------------------------------------------------------------------------------------
       22,770,000        Northern CA Tobacco Securitization Authority
                         (TASC)                                                 5.500              06/01/2045       23,036,637
------------------------------------------------------------------------------------------------------------------------------
      157,335,000        Northern CA Tobacco Securitization Authority
                         (TASC) 1                                               6.700 4            06/01/2045       11,719,884
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        Northstar Community Services District                  5.550              09/01/2036        3,066,330
------------------------------------------------------------------------------------------------------------------------------
        4,060,000        Orange Unified School District                         5.375              09/01/2036        4,105,756
------------------------------------------------------------------------------------------------------------------------------
           30,000        Oxnard School District                                 5.000              08/01/2031           30,644
------------------------------------------------------------------------------------------------------------------------------
        2,325,000        Palm Desert Special Tax Community Facilities
                         District No. 2005-1-A 6                                5.250              09/01/2026        2,291,962
------------------------------------------------------------------------------------------------------------------------------
        6,000,000        Palm Desert Special Tax Community Facilities
                         District No. 2005-1-A 6                                5.450              09/01/2032        5,993,700
------------------------------------------------------------------------------------------------------------------------------


8               |                OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$      8,000,000        Palm Desert Special Tax Community Facilities
                         District No. 2005-1-A 6                                5.500%             09/01/2036      $  8,021,280
------------------------------------------------------------------------------------------------------------------------------
          500,000        Palm Springs Airport Passenger Facilities
                         (Palm Springs International Airport) 6                 5.450              07/01/2020          501,315
------------------------------------------------------------------------------------------------------------------------------
        1,585,000        Palm Springs Airport Passenger Facilities
                         (Palm Springs International Airport) 6                 5.550              07/01/2028        1,587,425
------------------------------------------------------------------------------------------------------------------------------
          500,000        Palm Springs Improvement Bond Act 1915                 5.150              09/02/2030          497,560
------------------------------------------------------------------------------------------------------------------------------
          100,000        Palmdale Community Facilities District Special
                         Tax                                                    5.400              09/01/2035          101,825
------------------------------------------------------------------------------------------------------------------------------
        1,390,000        Perris Community Facilities District Special Tax       5.300              09/01/2035        1,404,901
------------------------------------------------------------------------------------------------------------------------------
        2,115,000        Perris Community Facilities District Special Tax       5.300              09/01/2035        2,132,851
------------------------------------------------------------------------------------------------------------------------------
        2,085,000        Perris Community Facilities District Special Tax
                         (Amber Oaks)                                           6.000              09/01/2034        2,226,426
------------------------------------------------------------------------------------------------------------------------------
        2,500,000        Perris Community Facilities District Special Tax
                         (Chaparral Ridge)                                      6.250              09/01/2033        2,706,175
------------------------------------------------------------------------------------------------------------------------------
        1,310,000        Perris Community Facilities District Special
                         Tax, Series A                                          5.750              09/01/2035        1,367,509
------------------------------------------------------------------------------------------------------------------------------
        3,605,000        Perris Community Facilities District Special
                         Tax, Series B                                          6.000              09/01/2034        3,849,527
------------------------------------------------------------------------------------------------------------------------------
        4,350,000        Perris Public Financing Authority Tax
                         Allocation 6                                           5.350              10/01/2036        4,358,265
------------------------------------------------------------------------------------------------------------------------------
        1,250,000        Perris Public Financing Authority, Series A            6.250              09/01/2033        1,353,088
------------------------------------------------------------------------------------------------------------------------------
           95,000        Pittsburg Infrastructure Financing Authority,
                         Series A                                               5.600              09/02/2024           97,131
------------------------------------------------------------------------------------------------------------------------------
          500,000        Pomona (Single Family Mtg.), Series B                  7.500              08/01/2023          649,640
------------------------------------------------------------------------------------------------------------------------------
        2,500,000        Port Oakland RITES                                     7.475 3            11/01/2015        2,789,225
------------------------------------------------------------------------------------------------------------------------------
        2,500,000        Port Oakland RITES                                     7.725 3            11/01/2017        2,821,550
------------------------------------------------------------------------------------------------------------------------------
        2,430,000        Port Oakland RITES                                     7.867 3            11/01/2022        2,665,759
------------------------------------------------------------------------------------------------------------------------------
        5,025,000        Port Oakland RITES 1                                   7.867 3            11/01/2032        5,286,602
------------------------------------------------------------------------------------------------------------------------------
        2,660,000        Port Oakland RITES                                     9.367 3            11/01/2025        3,049,743
------------------------------------------------------------------------------------------------------------------------------
           25,000        Port of Oakland, Series L                              5.000              11/01/2023           25,578
------------------------------------------------------------------------------------------------------------------------------
          235,000        Port of Oakland, Series L                              5.000              11/01/2032          238,057
------------------------------------------------------------------------------------------------------------------------------
          750,000        Poway Hsg. (Poinsetta Mobile Home Park)                5.000              05/01/2023          753,510
------------------------------------------------------------------------------------------------------------------------------
        5,000,000        Poway Unified School District                          5.125              09/01/2036        4,965,400
------------------------------------------------------------------------------------------------------------------------------
        1,055,000        Rancho Cucamonga Community Facilities District
                         Special Tax                                            5.125              09/01/2035        1,047,794
------------------------------------------------------------------------------------------------------------------------------
        1,520,000        Rancho Cucamonga Community Facilities District
                         Special Tax                                            5.125              09/01/2035        1,509,618
------------------------------------------------------------------------------------------------------------------------------
           35,000        Rancho Mirage Redevel. Agency Tax Allocation           5.500              04/01/2029           35,050
------------------------------------------------------------------------------------------------------------------------------
           20,000        Rancho Santa Fe Community Services District
                         Special Tax                                            6.600              09/01/2023           21,258
------------------------------------------------------------------------------------------------------------------------------
        3,000,000        Redding Electric System COP RIBS 1                     9.359 3            07/08/2022        4,040,550
------------------------------------------------------------------------------------------------------------------------------
           25,000        Richgrove School District                              6.375              07/01/2018           25,057
------------------------------------------------------------------------------------------------------------------------------
        5,000,000        Rio Elementary School District                         5.200              09/01/2035        5,008,700
------------------------------------------------------------------------------------------------------------------------------
          100,000        River Islands Public Financing Authority               6.000              09/01/2027          103,792
------------------------------------------------------------------------------------------------------------------------------
        1,030,000        Riverside County Public Financing Authority            5.000              10/01/2037        1,053,515
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Riverside Improvement Bond Act 1915
                         (Hunter Park Assessment District)                      5.100              09/02/2026        1,007,690
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        Riverside Improvement Bond Act 1915
                         (Hunter Park Assessment District)                      5.200              09/02/2036        1,503,555
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Riverside Special Tax Community Facilities
                         District No. 92-1, Series A                            5.300              09/01/2034        2,020,000
------------------------------------------------------------------------------------------------------------------------------


9               |                OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$       1,275,000        Riverside Unified School District                      5.100%             09/01/2036     $  1,271,201
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Riverside Unified School District                      5.250              09/01/2035        1,005,430
------------------------------------------------------------------------------------------------------------------------------
        1,535,000        Riverside Unified School District                      5.250              09/01/2035        1,544,026
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Romoland School District                               5.375              09/01/2038        2,019,600
------------------------------------------------------------------------------------------------------------------------------
        3,145,000        Sacrament Hsg. Authority ROLs                          8.058 3            06/01/2037        3,282,122
------------------------------------------------------------------------------------------------------------------------------
           10,000        Sacramento County Airport System, Series A             5.900              07/01/2024           10,229
------------------------------------------------------------------------------------------------------------------------------
           35,000        Sacramento County Airport System, Series B             5.750              07/01/2024           35,057
------------------------------------------------------------------------------------------------------------------------------
            5,000        Sacramento Municipal Utility District                  5.000              08/15/2028            5,123
------------------------------------------------------------------------------------------------------------------------------
          125,000        San Bernardino County COP
                         (Medical Center Financing)                             5.500              08/01/2024          125,531
------------------------------------------------------------------------------------------------------------------------------
          150,000        San Bernardino Joint Powers Financing Authority
                         (California Dept. of Transportation Lease)             5.500              12/01/2020          153,215
------------------------------------------------------------------------------------------------------------------------------
        1,850,000        San Bernardino Joint Powers Financing Authority
                         (Tax Allocation) 2                                     6.625              04/01/2026        2,011,431
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        San Bernardino Redevel. (San Sevaine)                  5.000              09/01/2035        1,017,870
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        San Diego County COP                                   5.700              02/01/2028          971,150
------------------------------------------------------------------------------------------------------------------------------
        3,750,000        San Diego County COP
                         (Developmental Service Foundation)                     5.500              09/01/2027        3,818,963
------------------------------------------------------------------------------------------------------------------------------
        1,775,000        San Diego County Redevel. Agency (Gillespie
                         Field)                                                 5.400              12/01/2025        1,754,818
------------------------------------------------------------------------------------------------------------------------------
        6,645,000        San Diego County Redevel. Agency (Gillespie
                         Field) 1                                               5.750              12/01/2032        6,613,237
------------------------------------------------------------------------------------------------------------------------------
           35,000        San Diego Hsg. Authority (Park Crest Properties)       5.450              08/20/2040           35,624
------------------------------------------------------------------------------------------------------------------------------
          465,000        San Diego Industrial Devel.
                         (San Diego Gas & Electric Company)                     5.900              06/01/2018          465,758
------------------------------------------------------------------------------------------------------------------------------
           50,000        San Diego Industrial Devel.
                         (San Diego Gas & Electric Company)                     5.900              06/01/2018           50,068
------------------------------------------------------------------------------------------------------------------------------
          140,000        San Diego Industrial Devel.
                         (San Diego Gas & Electric Company)                     5.900              09/01/2018          140,189
------------------------------------------------------------------------------------------------------------------------------
          325,000        San Diego Industrial Devel.
                         (San Diego Gas & Electric Company)                     5.900              09/01/2018          326,879
------------------------------------------------------------------------------------------------------------------------------
           15,000        San Diego Public Facilities Financing Authority        5.000              05/15/2029           15,304
------------------------------------------------------------------------------------------------------------------------------
           35,000        San Diego Public Facilities Financing Authority,
                         Series B                                               5.000              05/15/2029           35,710
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        San Diego Sewer                                        5.000              05/15/2023        1,000,940
------------------------------------------------------------------------------------------------------------------------------
        1,540,000        San Diego Sewer, Series A                              5.000              05/15/2023        1,540,169
------------------------------------------------------------------------------------------------------------------------------
        2,730,000        San Diego Sewer, Series A                              5.250              05/15/2020        2,747,363
------------------------------------------------------------------------------------------------------------------------------
           50,000        San Diego State University Foundation Auxiliary
                         Organization                                           5.000              03/01/2032           51,176
------------------------------------------------------------------------------------------------------------------------------
        1,880,000        San Diego Unified School District GO RITES             7.897 3            07/01/2027        2,314,844
------------------------------------------------------------------------------------------------------------------------------
        2,445,000        San Diego Unified School District GO RITES             8.900 3            07/01/2023        3,264,466
------------------------------------------------------------------------------------------------------------------------------
           15,000        San Francisco Bay Area Rapid Transit District          5.000              07/01/2028           15,389
------------------------------------------------------------------------------------------------------------------------------
          500,000        San Francisco City & County (Golden Gate Park)         5.250              06/15/2017          508,340
------------------------------------------------------------------------------------------------------------------------------
           15,000        San Francisco City & County Airports Commission        5.000              05/01/2023           15,445
------------------------------------------------------------------------------------------------------------------------------
           90,000        San Francisco City & County Airports Commission        5.000              05/01/2029           90,665
------------------------------------------------------------------------------------------------------------------------------
           40,000        San Francisco City & County Airports Commission        5.000              05/01/2030           40,361
------------------------------------------------------------------------------------------------------------------------------
          100,000        San Francisco City & County Airports Commission        5.250              05/01/2031          102,272
------------------------------------------------------------------------------------------------------------------------------
        7,875,000        San Francisco City & County Redevel. Agency
                         (Ceatrice Polite Apartments)                           5.000              07/20/2047        7,647,019
------------------------------------------------------------------------------------------------------------------------------
          435,000        San Francisco City & County Redevel. Agency
                         (Mission Bay South)                                    5.630 4            08/01/2020          199,508
------------------------------------------------------------------------------------------------------------------------------
          590,000        San Francisco City & County Redevel. Agency
                         (Mission Bay South)                                    5.750 4            08/01/2022          239,322
------------------------------------------------------------------------------------------------------------------------------


10               |                OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$         615,000        San Francisco City & County Redevel. Agency
                         (Mission Bay South)                                    5.800% 4           08/01/2023     $    233,952
------------------------------------------------------------------------------------------------------------------------------
          540,000        San Francisco City & County Redevel. Agency
                         (Mission Bay South)                                    5.850 4            08/01/2024          192,640
------------------------------------------------------------------------------------------------------------------------------
          420,000        San Francisco City & County Redevel. Agency
                         (Mission Bay South)                                    5.900 4            08/01/2025          141,128
------------------------------------------------------------------------------------------------------------------------------
        2,745,000        San Francisco City & County Redevel. Agency
                         (Mission Bay South)                                    5.930 4            08/01/2030          684,191
------------------------------------------------------------------------------------------------------------------------------
        6,035,000        San Francisco City & County Redevel. Agency
                         (Mission Bay South)                                    5.980 4            08/01/2034        1,176,584
------------------------------------------------------------------------------------------------------------------------------
          450,000        San Francisco City & County Redevel. Financing
                         Authority, Series A                                    5.000              08/01/2017          450,410
------------------------------------------------------------------------------------------------------------------------------
        6,490,000        San Jacinto Financing Authority, Tranche A             6.600              09/01/2033        6,171,081
------------------------------------------------------------------------------------------------------------------------------
        6,345,000        San Jacinto Financing Authority, Tranche B             6.600              09/01/2033        5,904,720
------------------------------------------------------------------------------------------------------------------------------
        6,530,000        San Jacinto Financing Authority, Tranche C             6.600              09/01/2033        5,612,731
------------------------------------------------------------------------------------------------------------------------------
          500,000        San Jacinto Unified School District Special Tax
                         Community Facilities District No. 2005-4               5.100              09/01/2036          498,510
------------------------------------------------------------------------------------------------------------------------------
        1,300,000        San Jose Multifamily Hsg. (Almaden Senior Hsg.
                         Partners)                                              5.350              07/15/2034        1,347,073
------------------------------------------------------------------------------------------------------------------------------
        1,400,000        San Jose Multifamily Hsg. (Fallen Leaves
                         Apartments)                                            5.150              06/01/2036        1,432,900
------------------------------------------------------------------------------------------------------------------------------
           25,000        San Jose Redevel. Agency                               5.000              08/01/2032           25,530
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        San Leandro Community Facilities District No. 1
                         Special Tax                                            6.400              09/01/2019        1,588,965
------------------------------------------------------------------------------------------------------------------------------
        6,000,000        San Marcos Special Tax                                 5.950              09/01/2035        6,241,620
------------------------------------------------------------------------------------------------------------------------------
           25,000        San Mateo Sewer, Series A                              5.000              08/01/2025           25,570
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Santa Ana Financing Authority (Mainplace)              5.600              09/01/2019        1,063,150
------------------------------------------------------------------------------------------------------------------------------
          300,000        Santa Monica Community College District                5.750              07/01/2020          306,486
------------------------------------------------------------------------------------------------------------------------------
        3,895,000        Santaluz Special Tax Community Facilities
                         District No. 2                                         6.375              09/01/2030        3,994,011
------------------------------------------------------------------------------------------------------------------------------
           10,000        Seaside Redevel. Agency Tax Allocation                 5.375              08/01/2033           10,327
------------------------------------------------------------------------------------------------------------------------------
           20,000        Sonoma County Community Redevel. Agency
                         (Roseland)                                             7.900              08/01/2013           20,177
------------------------------------------------------------------------------------------------------------------------------
        1,585,000        South El Monte Improvement District
                         (Merged Aera)                                          5.000              08/01/2030        1,620,520
------------------------------------------------------------------------------------------------------------------------------
        5,245,000        South El Monte Improvement District
                         (Merged Aera)                                          5.000              08/01/2035        5,353,362
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        South Tahoe Joint Powers Financing Authority           5.000              10/01/2035        2,056,700
------------------------------------------------------------------------------------------------------------------------------
        2,580,000        Southern CA Logistics Airport Authority RITES          8.007 3            12/01/2035        2,715,502
------------------------------------------------------------------------------------------------------------------------------
          150,000        Southern CA Public Power Authority RIBS                8.167 3            07/01/2012          150,723
------------------------------------------------------------------------------------------------------------------------------
        1,270,000        Southern CA Tobacco Securitization Authority
                         (TASC)                                                 5.500              06/01/2036        1,290,599
------------------------------------------------------------------------------------------------------------------------------
           90,000        Southern CA Tobacco Securitization Authority
                         (TASC)                                                 5.625              06/01/2043           91,947
------------------------------------------------------------------------------------------------------------------------------
        4,190,000        Southern CA Tobacco Securitization Authority
                         (TASC)                                                 6.000              06/01/2043        4,363,969
------------------------------------------------------------------------------------------------------------------------------
        4,340,000        Stanislaus County Redevel. (Keyes Storm Drain)         5.375              08/01/2036        4,388,521
------------------------------------------------------------------------------------------------------------------------------
          135,000        Stockton Public Financing Authority, Series A          5.875              09/02/2016          135,968
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        Tehachapi Redevel. Agency Tax                          5.250              12/01/2035        1,561,950
------------------------------------------------------------------------------------------------------------------------------
        2,250,000        Tejon Ranch Public Facilities Finance Authority
                         Special Tax (Community Facilities District No. 1)      7.200              09/01/2030        2,337,098
------------------------------------------------------------------------------------------------------------------------------
        8,000,000        Temecula Public Financing Authority
                         (Roripaugh Community Facilities District)              5.450              09/01/2026        7,984,720
------------------------------------------------------------------------------------------------------------------------------


11               |                OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$       5,790,000        Temecula Public Financing Authority
                         (Roripaugh Community Facilities District)              5.500%             09/01/2036     $  5,776,799
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Temecula Valley Unified School District                5.500              09/01/2035        2,040,360
------------------------------------------------------------------------------------------------------------------------------
        1,625,000        Tri-City Hospital District                             6.000              02/01/2022        1,672,466
------------------------------------------------------------------------------------------------------------------------------
        4,560,000        Trinity County COP 2                                   8.500              01/15/2026        4,502,042
------------------------------------------------------------------------------------------------------------------------------
           60,000        Turlock Public Financing Authority                     5.450              09/01/2024           61,460
------------------------------------------------------------------------------------------------------------------------------
        1,600,000        Tustin Community Facilities District Special Tax
                         (John Lang Homes)                                      5.500              09/01/2034        1,635,840
------------------------------------------------------------------------------------------------------------------------------
        6,810,000        University of California, Series E                     5.125              09/01/2020        6,994,483
------------------------------------------------------------------------------------------------------------------------------
          100,000        Upland Community Facilities District Special Tax       5.900              09/01/2024          105,121
------------------------------------------------------------------------------------------------------------------------------
        2,670,000        Upland Community Facilities District Special Tax
                         (San Antonio)                                          6.100              09/01/2034        2,863,895
------------------------------------------------------------------------------------------------------------------------------
          200,000        Vacaville Improvement Bond Act 1915
                         (Nut Tree Assessment District)                         5.600              09/02/2025          206,178
------------------------------------------------------------------------------------------------------------------------------
          250,000        Vacaville Public Financing Authority                   5.400              09/01/2022          252,695
------------------------------------------------------------------------------------------------------------------------------
          415,000        Val Verde Unified School District Special Tax          5.450              09/01/2036          424,956
------------------------------------------------------------------------------------------------------------------------------
          850,000        Vallejo COP (Marine World Foundation) 2                7.000              02/01/2017          879,631
------------------------------------------------------------------------------------------------------------------------------
        1,000,000        Vallejo COP (Marine World Foundation) 2                7.200              02/01/2026        1,034,620
------------------------------------------------------------------------------------------------------------------------------
           30,000        Vallejo Public Financing Authority COP                 5.250              07/15/2029           31,469
------------------------------------------------------------------------------------------------------------------------------
        1,060,000        Valley Sanitation District                             5.000              09/02/2025        1,047,630
------------------------------------------------------------------------------------------------------------------------------
        1,375,000        Valley Sanitation District                             5.200              09/02/2030        1,377,241
------------------------------------------------------------------------------------------------------------------------------
           15,000        Ventura County Superintendent of Schools
                         Office COP                                             5.000              12/01/2033           15,281
------------------------------------------------------------------------------------------------------------------------------
           30,000        West Hills Community College District                  5.000              08/01/2029           30,713
------------------------------------------------------------------------------------------------------------------------------
          125,000        West Patterson Financing Authority                     6.100              09/01/2032          134,700
------------------------------------------------------------------------------------------------------------------------------
        4,155,000        Western Hills Water District Special Tax
                         (Diablo Grande Community Facilities)                   6.125              09/01/2031        4,309,649
------------------------------------------------------------------------------------------------------------------------------
          805,000        Western Hills Water District Special Tax
                         (Diablo Grande Community Facilities)                   6.875              09/01/2031          864,449
------------------------------------------------------------------------------------------------------------------------------
        1,570,000        Westlands Water District RITES 1                       7.996 3            09/01/2030        1,734,379
------------------------------------------------------------------------------------------------------------------------------
        2,645,000        Westlands Water District RITES                         7.996 3            09/01/2035        2,891,038
------------------------------------------------------------------------------------------------------------------------------
        4,200,000        Westside Union School District                         5.250              09/01/2036        4,224,696
------------------------------------------------------------------------------------------------------------------------------
        2,635,000        Yuba County Community Facilities District
                         Special Tax                                            5.125              09/01/2035        2,617,003
------------------------------------------------------------------------------------------------------------------------------
           15,000        Yucaipa Redevel. Agency
                         (Eldorado Palms Mobile Home)                           6.000              05/01/2030           15,383
                                                                                                               ---------------
                                                                                                                 1,264,863,515
U.S. POSSESSIONS--10.6%
        3,250,000        Northern Mariana Islands Ports Authority, Series A     5.500              03/15/2031        3,225,820
------------------------------------------------------------------------------------------------------------------------------
        2,245,000        Puerto Rico HBFA 1                                     6.250              04/01/2029        2,285,837
------------------------------------------------------------------------------------------------------------------------------
          740,000        Puerto Rico HFC (Homeowner Mtg.)                       5.200              12/01/2032          755,274
------------------------------------------------------------------------------------------------------------------------------
        2,000,000        Puerto Rico Highway & Transportation Authority,
                         Series K                                               5.000              07/01/2030        2,023,340
------------------------------------------------------------------------------------------------------------------------------
        5,000,000        Puerto Rico Highway & Transportation Authority,
                         Series K 1                                             5.000              07/01/2035        5,051,000
------------------------------------------------------------------------------------------------------------------------------
        4,195,000        Puerto Rico Infrastructure                             5.000              07/01/2041        4,197,769
------------------------------------------------------------------------------------------------------------------------------
        6,055,000        Puerto Rico ITEMECF (Cogeneration Facilities) 1        6.625              06/01/2026        6,617,449
------------------------------------------------------------------------------------------------------------------------------
        2,710,000        Puerto Rico ITEMECF (Mennonite General Hospital)       6.500              07/01/2012        2,723,279
------------------------------------------------------------------------------------------------------------------------------
        6,900,000        Puerto Rico Municipal Finance Agency, Series A         5.250              08/01/2023        7,213,329
------------------------------------------------------------------------------------------------------------------------------
        1,500,000        Puerto Rico Municipal Finance Agency, Series A         5.250              08/01/2025        1,564,680
------------------------------------------------------------------------------------------------------------------------------


12               |                OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                               COUPON             MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
------------------------------------------------------------------------------------------------------------------------------
$      29,415,000        Puerto Rico Port Authority
                         (American Airlines), Series A 1                        6.250%             06/01/2026     $ 25,850,196
------------------------------------------------------------------------------------------------------------------------------
       15,000,000        Puerto Rico Public Buildings Authority                 5.250              07/01/2029       15,636,300
------------------------------------------------------------------------------------------------------------------------------
       20,000,000        Puerto Rico Public Buildings Authority 1               5.250              07/01/2033       20,779,400
------------------------------------------------------------------------------------------------------------------------------
       27,000,000        V.I.  Public Finance Authority (Hovensa Coker)         6.500              07/01/2021       30,379,590
------------------------------------------------------------------------------------------------------------------------------
        4,515,000        V.I.  Public Finance Authority, Series A               6.375              10/01/2019        4,947,086
------------------------------------------------------------------------------------------------------------------------------
        5,150,000        V.I.  Public Finance Authority, Series E               6.000              10/01/2022        5,384,296
                                                                                                                --------------
                                                                                                                   138,634,645
------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,365,882,287)--107.7%                                                        1,403,498,160
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(7.7)                                                                      (100,600,630)
                                                                                                                --------------
NET ASSETS--100.0%                                                                                              $1,302,897,530
                                                                                                                ==============

Footnotes to Statement of Investments

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Illiquid security. The aggregate value of illiquid securities as of April 30, 2006 was $21,147,999, which represents 1.62% of the Fund's net assets. See accompanying Notes.

3. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. When-issued security or forward commitment to be delivered and settled after April 30, 2006. See accompanying Notes.

7. Issue is in default. Non-income producing. See accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG          Association of Bay Area Governments
CDA           Communities Development Authority
COP           Certificates of Participation
DRIVERS       Derivative Inverse Tax Exempt Receipts
GO            General Obligation
HBFA          Housing Bank and Finance Agency
HFA           Housing Finance Agency/Authority
HFC           Housing Finance Corp.
IDA           Industrial Development Agency
INFLOS        Inverse Floating Rate Securities
ITEMECF       Industrial, Tourist, Educational, Medical and Environmental
              Community Facilities
M-S-R         Modesto Irrigation District of the City of Santa Clara and the
              City of Redding
RIBS          Residual Interest Bonds
RITES         Residual Interest Tax Exempt Security
ROLs          Residual Option Longs
TASC          Tobacco Settlement Asset-Backed Bonds
V.I.          United States Virgin Islands

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                         VALUE            PERCENT
--------------------------------------------------------------------------
Tobacco Settlement Payments             $  335,633,961               23.9%
Special Tax                                278,556,963               19.9
Special Assessment                         166,857,057               11.9
General Obligation                         113,470,668                8.1
Municipal Leases                           102,717,506                7.3
Marine/Aviation Facilities                  68,430,983                4.9
Hospital/Health Care                        52,035,400                3.7


13               |                OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006  / Unaudited
--------------------------------------------------------------------------------

Multifamily Housing                         43,927,383                3.1
Pollution Control                           30,441,358                2.2
Airlines                                    25,873,221                1.8
Higher Education                            25,666,929                1.8
Electric Utilities                          25,288,770                1.8
Education                                   24,398,307                1.7
Single Family Housing                       21,582,729                1.5
Resource Recovery                           19,013,346                1.4
Hotels, Restaurants & Leisure               18,601,354                1.3
Water Utilities                             10,609,431                0.8
Sales Tax Revenue                           10,346,771                0.7
Adult Living Facilities                      9,939,365                0.7
Highways/Railways                            9,591,840                0.7
Sewer Utilities                              5,365,056                0.4
Parking Fee Revenue                          2,573,487                0.2
Gas Utilities                                2,104,415                0.2
Not-for-Profit Organization                    471,860                0.0
                                        ----------------------------------
Total                                   $1,403,498,160              100.0%
                                        ==================================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $1,365,887,163
                                              ===============

Gross unrealized appreciation                 $   46,070,021
Gross unrealized depreciation                     (8,459,024)
                                              ---------------
Net unrealized appreciation                   $   37,610,997
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


14               |                OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2006  / Unaudited
--------------------------------------------------------------------------------

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $109,934,091 as of April 30, 2006.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of April 30, 2006, the Fund had purchased $80,243,813 of securities issued on a when-issued basis or forward.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2006, securities with an aggregate market value of $23,025, representing less than 0.005% of the Fund's net assets, were in default.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of April 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (4.8405% as of April 30, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its prorata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.


15               |                OPPENHEIMER CALIFORNIA MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer California Municipal Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
    Date: June 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: June 15, 2006

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: June 15, 2006